Note 14 - Stock Compensation Plans	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Share-Based Payment Arrangement [Text Block]

Note 14 – Stock Compensation Plans

Employee Stock Ownership Plan

The Company maintains an Employee Stock Ownership Plan (ESOP) for the benefit of employees who meet the eligibility requirements of the plan.

During the year ended December 31, 2023, the Company made a discretionary contribution totaling 11,320 shares to the ESOP. These shares were released from Treasury Stock at a cost of approximately $73,000. During the year ended December 31, 2022, the Company made four discretionary contributions totaling 16,000 shares to the ESOP. These shares were released from Treasury Stock at a cost of approximately $99,000. During the years ended December 31, 2023 and 2022, the Company recognized $150,000 and $343,000 of ESOP expense, respectively.

Stock Incentive Plans – Share Awards

In May 2013, the shareholders of Quaint Oak Bancorp approved the adoption of the 2013 Stock Incentive Plan (the “2013 Stock Incentive Plan”). The 2013 Stock Incentive Plan terminated on March 13, 2023, however the outstanding unvested shares awards as of such date remained outstanding for the remainder of their original five-year vesting term which ended May 9, 2023.

In May 2018, the shareholders of Quaint Oak Bancorp approved the adoption of the 2018 Stock Incentive Plan (the “2018 Stock Incentive Plan”). The 2018 Stock Incentive Plan approved by shareholders in May 2018 covered a total of 155,000 shares, of which 38,750, or 25%, may be restricted stock awards, for a balance of 116,250 stock options assuming all the restricted shares are awarded.

In May 2023, the shareholders of Quaint Oak Bancorp approved the adoption of the 2023 Stock Incentive Plan (the “2023 Stock Incentive Plan”). The 2023 Stock Incentive Plan approved by shareholders in May 2023 covered a total of 175,000 shares, of which 43,750, or 25%, may be restricted stock awards, for a balance of 131,250 stock options assuming all the restricted shares are awarded.

As of December 31, 2023 a total of 45,000 share awards were unvested under the 2018 and 2023 Stock Incentive Plan and up to 10,500 share awards were available for future grant under the 2023 Stock Incentive Plan and none under the 2018 Stock Incentive Plan. The 2018 and 2023 Stock Incentive Plan share awards have vesting periods of five years.

A summary of share award activity under the Company’s 2018 and 2023 Stock Incentive Plans as of December 31, 2023 and changes during the year ended December 31, 2023 is as follows:

	2023
	Number of Shares	Weighted Average Grant Date Fair Value
Unvested at the beginning of the year	9,122	$13.30
Granted	45,000	18.00
Vested	(9,122)	13.30
Forfeited	-	-
Unvested at the end of the year	45,000	$18.00

Compensation expense on the restricted stock awards is recognized ratably over the five year vesting period in an amount which is equal to the fair value of the common stock at the date of grant. During the years ended

December 31, 2023 and 2022, the Company recognized approximately $155,000 and $124,000 of compensation expense, respectively. During the years ended December 31, 2023 and 2022, the Company recognized a tax benefit of approximately $33,000 and $26,000, respectively. As of December 31, 2023, approximately $709,000 in additional compensation expense will be recognized over the remaining service period of approximately 4.4 years.

Stock Option and Stock Incentive Plans – Stock Options

In May 2008, the shareholders of Quaint Oak Bancorp approved the adoption of the 2008 Stock Option Plan (the “Option Plan”). The Option Plan expired February 13, 2018, however, outstanding options granted in 2013 remained valid and existing for the remainder of their 10 year terms, until May 2023. As described above under “Stock Incentive Plans – Share Awards”, the 2013 Stock Incentive Plan approved by shareholders in May 2013 terminated March 13, 2023, however, the outstanding options granted in 2018 remain exercisable until May 2028, to the extent still outstanding. The 2018 Stock Incentive Plan approved by shareholders in May 2018 covered a total of 155,000 shares, of which 116,250 may be stock options assuming all the restricted shares are awarded. In May 2023, the shareholders of Quaint Oak Bancorp approved the adoption of the 2023 Stock Incentive Plan. The 2023 Stock Incentive Plan approved by shareholders in May 2023 covered a total of 175,000 shares, of which 131,250 may be stock options assuming all the restricted shares are awarded.

All incentive stock options issued under the Option Plan and the 2013, 2018 and 2023 Stock Incentive Plans are intended to comply with the requirements of Section 422 of the Internal Revenue Code. Options will become vested and exercisable over a five year period and are generally exercisable for a period of ten years after the grant date.

As of December 31, 2023, a total of 224,033 grants of stock options were outstanding under the 2013, 2018 and 2023 Stock Incentive Plans and 36,000 stock options were available for future grant under the 2023 Stock Incentive Plan, and none under the 2018 Stock Incentive Plan. Options will become vested and exercisable over a five year period and are generally exercisable for a period of ten years after the grant date.

A summary of option activity under the Company’s Option Plan and 2013, 2018 and 2023 Stock Incentive Plans for the year ended December 31, 2023 and changes during the year ended December 31, 2023 is as follows:

	2023
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)
Outstanding at the beginning of the year	195,936	$11.24	3.5
Granted	132,500	18.00	9.3
Exercised	(104,403)	9.65	-
Forfeited	-	-	-
Outstanding at the end of the period	224,033	$15.98	8.6
Exercisable at the end of the period	91,533	$13.30	4.4

The estimated fair value of the options granted in May 2023 was $3.26 per share. The fair value was estimated on the date of grant using the Black-Scholes option pricing model with the following assumptions:

Expected dividend yield                            2.89%

Risk-free interest rate                                3.42%

Expected life of options                             6.5 years

Expected stock-price volatility                   20.35%

The dividend yield was calculated on the dividend amount and stock price existing at the grant date. The risk free interest rate used was based on the rates of United States Treasury securities with maturities equal to the expected lives of the options. Although the contractual term of the options granted is ten years, the expected term of the options is less. Management estimated the expected term of the stock options to be the average of the vesting period and the contractual term. The expected stock-price volatility was estimated by considering the Company’s own stock volatility. The actual future volatility may differ from our historical volatility.

At December 31, 2023, the aggregate intrinsic value of options outstanding and options exercisable was zero. At December 31, 2022, the aggregate intrinsic value of the options outstanding was $2.1 million and options exercisable was $1.9 million. The aggregate intrinsic value of a stock option represents the total pre-tax intrinsic value (the amount by which the current market value of the underlying stock exceeds the exercise price of the option) that would have been received by the option holder had all option holders exercised their options on December 31, 2023 and December 31, 2022. This amount changes based on changes in the market value of the Company’s common stock.

During the years ended December 31, 2023 and 2022, approximately $70,000 and $44,000 in compensation expense was recognized, respectively. During the years ended December 31, 2023 and December 31, 2022, the Company recognized a tax benefit of $5,000 and $2,000, respectively. As of December 31, 2023, approximately $352,000 in additional compensation expense will be recognized over the remaining service period of approximately 4.4 years.